Results for the Year - Deferred tax asset (Details) - DKK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax asset	kr 252	kr 264
Share-Based Instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax asset	128	136
Deferred Revenue
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax asset	113	113
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax asset	kr 11	kr 15